Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt [Abstract]
Long-term debt	$ 51,451
Less unamortized deferred financing costs	(275)	$ (331)
Total debt, net of deferred financing costs	51,176	54,886
Current [Abstract]
Less current portion of unamortized deferred finance costs	(98)	(107)
Current portion of long-term debt, net of deferred finance costs	7,436	7,427
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(177)	(224)
Non-current portion of long-term debt, net of deferred finance costs	43,740	47,459
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	17,501	19,167
Current [Abstract]
Current portion of long-term debt	3,334	3,334
Non-current [Abstract]
Non-current portion of long-term debt	14,167	15,833
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	33,950	36,050
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	$ 29,750	$ 31,850